Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.2%)
Communication Services (1.8%)
Comcast Corp. Class A	17,348,293	732,792
Consumer Discretionary (12.4%)
McDonald's Corp.	8,252,528	1,757,788
NIKE Inc. Class B	11,067,452	1,328,980
TJX Cos. Inc.	22,010,430	1,118,130
Home Depot Inc.	3,664,817	977,443
		5,182,341
Consumer Staples (16.4%)
Coca-Cola Co.	30,366,635	1,459,421
Procter & Gamble Co.	10,639,495	1,458,675
Colgate-Palmolive Co.	17,076,044	1,347,129
PepsiCo Inc.	7,724,137	1,029,550
Diageo plc	28,400,539	917,845
Costco Wholesale Corp.	1,818,761	650,425
		6,863,045
Financials (9.5%)
American Express Co.	13,408,682	1,223,408
Marsh & McLennan Cos. Inc.	10,002,591	1,034,868
Chubb Ltd.	7,706,913	1,001,205
PNC Financial Services Group Inc.	6,488,421	725,925
		3,985,406
Health Care (19.8%)
UnitedHealth Group Inc.	5,282,185	1,611,806
Johnson & Johnson	11,053,539	1,515,551
Medtronic plc	12,572,467	1,264,413
Danaher Corp.	4,738,094	1,087,582
Merck & Co. Inc.	13,977,843	1,051,273
Baxter International Inc.	9,230,409	716,003
Amgen Inc.	2,836,125	615,269
Pfizer Inc.	11,829,178	419,699
		8,281,596
Industrials (20.3%)
Union Pacific Corp.	7,023,834	1,244,553
Northrop Grumman Corp.	3,930,422	1,139,115
Canadian National Railway Co.	10,936,880	1,086,464
Honeywell International Inc.	6,484,482	1,069,615
United Parcel Service Inc. Class B	6,398,725	1,005,304
Deere & Co.	4,106,025	927,592
General Dynamics Corp.	6,243,438	819,951
Lockheed Martin Corp.	2,282,958	799,332

		Shares	Market Value ($000)
	Raytheon Technologies Corp.	7,566,993	411,039
			8,502,965
Information Technology (9.3%)
	Microsoft Corp.	6,384,412	1,292,652
	Accenture plc Class A	4,335,110	940,329
	Visa Inc. Class A	5,070,723	921,401
	Automatic Data Processing Inc.	4,703,645	742,988
			3,897,370
Materials (5.0%)
	Linde plc	5,009,510	1,103,795
	Ecolab Inc.	5,346,777	981,615
			2,085,410
Real Estate (3.7%)
	Public Storage	3,832,357	877,878
	American Tower Corp.	2,951,794	677,880
			1,555,758
Total Common Stocks (Cost $26,336,283)			41,086,683
Temporary Cash Investments (1.4%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.112%	262	26
		Face Amount ($000)
Repurchase Agreements (1.4%)
	Credit Agricole Securities 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $225,301,000, collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%–1.125%, 1/15/21–1/15/30, with a value of $229,806,000)	225,300	225,300
	Naxtixis SA 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $53,000,000, collateralized by U.S. Treasury Note/Bond, 0.625%–2.875%, 10/31/21–8/15/40 and U.S. Treasury Inflation Indexed Note/Bond, 0.250%–0.625%, 4/15/23–2/15/50, with a value of $54,060,000)	53,000	53,000
	RBS Securities Inc. 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $221,301,000, collateralized by U.S. Treasury Bonds, 3.000%–4.375%, 5/15/40–2/15/49, with a value of $225,726,000)	221,300	221,300
	Societe Generale 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $101,401,000, collateralized by U.S. Treasury Notes, 0.125%–3.000%, 5/15/23–8/31/27, U.S. Treasury Bill, 0.000%, 11/19/20–10/7/21, Federal Home Loan Mortgage Corp., 5.331%, 11/1/30 and Federal National Mortgage Association, 2.500%–6.000%, 6/1/26–2/1/57, with a value of $103,428,000)	101,400	101,400
			601,000
Total Temporary Cash Investments (Cost $601,026)			601,026
Total Investments (99.6%) (Cost $26,937,309)			41,687,709
Other Assets and Liabilities—Net (0.4%)			158,811
Net Assets (100%)			41,846,520
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	40,168,838	917,845	—	41,086,683
Temporary Cash Investments	26	601,000	—	601,026
Total	40,168,864	1,518,845	—	41,687,709